Share-based Payments - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Stock Option Plan - Black Scholes Option Pricing Model	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($) yr	Mar. 31, 2017 CAD ($) yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	$ 1.90	$ 1.54
Share price	$ 1.81	$ 1.54
Risk-free interest	1.50%	0.67%
Estimated life (years) | yr	3.93	3.50
Expected volatility	48.60%	49.46%